Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials, consumables and supplies, net	$ 73,460	$ 64,147
Work in process	1,246	11
Finished goods, net	108,923	95,176
Total	$ 183,629	$ 159,334